Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Equity

Note 11. Equity

a. Share capital

The Company’s issued share capital is composed of ordinary shares NIS 0.01 par value per share. Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

The Company’s ordinary shares are traded in the United States on the Nasdaq Global Select Market under the ticker symbol “SSYS”. As of December 31, 2018 and 2017, there were 53,881 thousand ordinary shares and 53,631 thousand ordinary shares issued and outstanding, respectively. The increase in the outstanding and issued ordinary shares during 2018 was attributable to exercises of stock options and RSUs under the Company’s stock-based compensation plans.

b. Stock-based compensation plans

The Stratasys Ltd. 2012 Omnibus Equity Incentive Plan (the “2012 Plan”), which became effective upon closing of the Stratasys-Objet merger, provides for the grant of options, restricted shares, RSUs, PSUs and other share-based awards to the Company’s and its subsidiaries’ respective directors, employees, officers, consultants, and to any other person whose services are considered valuable to the Company or any of its affiliates. Under the 2012 plan, options, RSUs and PSUs generally have a contractual term of ten years from the grant date. Options granted become exercisable and RSUs are vested over the requisite service period, which is normally a four-year period beginning on the grant date, subject to continued service to the Company. PSUs are vested only upon the achievement of certain pre-determined performance metrics. Once the performance metrics are met, vesting of PSUs is subject to continued service to the Company over the requisite service period, which is normally a two-year to four-year period. As of December 31, 2018, 1.7 million shares were available for future equity awards under the 2012 plan. On January 1, 2019, the reserve pool under the 2012 plan was increased by 0.2 million shares.

Stock options

A summary of the stock option activity for the year ended December 31, 2018 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of December 31, 2017	3,330,953	$31.53
Granted	135,000	21.63
Exercised	(152,628)	19.65
Forfeited	(761,582)	34.54
Options outstanding as of December 31, 2018	2,551,743	$30.82
Options exercisable as of December 31, 2018	1,556,519	$36.96

The following table summarizes information about stock options outstanding at December 31, 2018:

			Options Outstanding			Options Exercisable
			Outstanding	Weighted- Average		Exercisable
			options at	Remaining	Weighted- Average	options at	Weighted- Average
Range of			December 31,	Contractual	Exercise	December 31,	Exercise
Exercise Prices			2018	Life in Years	Price	2018	Price
$2.74	-	$19.59	34,810	8.93	$17.86	$22,309	$16.89
$19.66	-	$19.66	1,056,722	8.05	19.66	452,620	19.66
$19.96	-	$23.41	705,283	7.05	21.91	394,269	21.99
$24.66	-	$120.51	754,928	5.13	55.36	687,321	57.60
			2,551,743	6.92	$30.82	1,556,519	$36.96

Aggregate intrinsic value (U.S. $ in thousands)			$53			$53

As of December 31, 2018, the weighted-average remaining contractual life of exercisable options was 6.3 years. The total intrinsic value of options exercised during 2018, 2017 and 2016 was approximately $0.6 million, $7.2 million and $1.5 million, respectively.

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2018, 2017 and 2016. The following assumptions were applied in determining the options’ fair value on their grant date:

	2018	2017	2016
Risk-free interest rate	2.9%-3.1%	1.8%-2.2%	1.1% - 1.5%
Expected option term (years)	5.3-5.5	5.1-6.0	5.2-6.0
Expected share price volatility	52.0%-52.2%	52.6%-54.0%	53.6%-56.1%
Dividend yield	-	-	-
Weighted average grant date fair value	$11.49	$11.10	$12.39

As of December 31, 2018, the Company had 1.0 million unvested options. As of December 31, 2018, the unrecognized compensation cost related to all unvested, equity-classified stock options of $10.2 million is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 1.9 years.

Restricted Stock Units and Performance Stock Units

A summary of the Company’s RSUs and PSUs activity for the year ended December 31, 2018 is as follows:

		Weighted Average
	Number of RSUs and PSUs	Grant Date Fair Value
Unvested as of December 31, 2017	302,163	$30.88
Granted	1,357,825	19.75
Vested	(97,591)	43.67
Forfeited	(139,510)	22.85
Unvested as of December 31, 2018	1,422,887	$20.17

The total vesting-date value of equity classified RSUs vested during 2018 was $2.1 million. As of December 31, 2018, the unrecognized compensation cost related to all unvested equity classified RSUs and PSUs of $22.7 million is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 2.6 years.

Stock-based compensation expense for stock options, RSUs and PSUs included in the Company’s Statements of Operations and Comprehensive Loss were allocated as follows:

	2018	2017	2016
		(U.S. $ in thousands)
Cost of sales	$1,474	$2,580	$2,780
Research and development, net	3,215	3,503	4,768
Selling, general and administrative	10,997	11,639	13,225
Total stock-based compensation expenses	$15,686	$17,722	$20,773

c. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive loss, net of taxes for the years ended December 31, 2018, 2017 and 2016:

	Year ended December 31, 2018
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
		U.S. $ in thousands
Balance as of January 1, 2018	$330	$(7,353)	$(7,023)
Other comprehensive loss before reclassifications	(1,814)	(2,691)	(4,505)
Amounts reclassified from accumulated other comprehensive loss	857	2,918	3,775
Other comprehensive income (loss)	(957)	227	(730)
Balance as of December 31, 2018	$(627)	$(7,126)	$(7,753)

	Year ended December 31, 2017
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
		U.S. $ in thousands
Balance as of January 1, 2017	$(24)	$(13,455)	$(13,479)
Other comprehensive loss before reclassifications	1,315	5,834	7,149
Amounts reclassified from accumulated other comprehensive loss	(961)	268	(693)
Other comprehensive income (loss)	354	6,102	6,456
Balance as of December 31, 2017	$330	$(7,353)	$(7,023)
	Year ended December 31, 2016
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
		U.S. $ in thousands
Balance as of January 1, 2016	$(107)	$(10,667)	$(10,774)
Other comprehensive loss before reclassifications	523	(2,788)	(2,265)
Amounts reclassified from accumulated other comprehensive loss	(440)	-	(440)
Other comprehensive income (loss)	83	(2,788)	(2,705)
Balance as of December 31, 2016	$(24)	$(13,455)	$(13,479)

Realized gains and losses on cash flow hedges were reclassified primarily to research and development, net and selling and general and administrative expenses. For the year ended December 31, 2018, foreign currency translation adjustments were reclassified primarily to share in profits (loss) of associated companies due to the divestment of LPW.